RIGHT-OF-USE ASSETS - Carrying amounts of the lease liabilities and the movements (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2022 USD ($)
RIGHT-OF-USE ASSETS
Balance	Rp 15,888	Rp 14,877
Accretion of interest	975	2,363
Additions (Note 36a)	10,006	4,234
Deductions	(8,396)	(5,586)
Balance	18,473	15,888
Current maturities	(4,772)	(5,525)	$ (307)
Non-current	Rp 13,701	Rp 10,363	$ 880